Payroll, staff and employee benefits obligations	12 Months Ended
Dec. 31, 2017
Payroll, staff and employee benefits obligations
Payroll, staff and employee benefits obligations

10) Payroll, staff and employee benefits obligations

10.1) Employee benefits obligation

Accounting policies

In accordance with the laws and practices of each country, the Group participates in employee benefit plans offering retirement, death and disability, healthcare and special termination benefits. These plans provide benefits based on various factors such as length of service, salaries, and contributions made to the governmental bodies responsible for the payment of benefits.

These plans can be either defined contribution or defined benefit pension plans and may be entirely or partially funded with investments made in various non-Group instruments such as mutual funds, insurance contracts, and other instruments.

For defined contribution plans, expenses correspond to the contributions paid.

Defined benefit obligations are determined according to the Projected Unit Method. Actuarial gains and losses may arise from differences between actuarial valuation and projected commitments (depending on new calculations or assumptions) and between projected and actual return of plan assets. Such gains and losses are recognized in the statement of comprehensive income, with no possibility to subsequently recycle them to the income statement.

The past service cost is recorded immediately in the statement of income, whether vested or unvested.

The net periodic pension cost is recognized under “Other operating expenses”.

Liabilities for employee benefits obligations consist of the following:

As of December 31,
(M$)	2017	2016	2015
Pension benefits liabilities	2,877	2,948	2,926
Other benefits liabilities	705	648	627
Restructuring reserves (early retirement plans)	153	150	221
Total	3,735	3,746	3,774
Net liabilities relating to assets held for sale	—	145	3

Description of plans and risk management

The Group operates, for the benefit of its current and former employees, both defined benefit plans and defined contribution plans.

The Group recognized a charge of $128 million for defined contribution plans in 2017 ($157 million in 2016 and $159 million in 2015).

As of June 30, 2017, an expense of $201 million in operating income and $132 million in net income, Group share was recorded following the signing of an agreement on the transition from professional activity to retirement in France.

The Group’s main defined benefit pension plans are located in France, the United Kingdom, the United States, Belgium and Germany. Their main characteristics, depending on the country-specific regulatory environment, are the following:

•	the benefits are usually based on the final salary and seniority;
•	they are usually funded (pension fund or insurer);
•	they are usually closed to new employees who benefit from defined contribution pension plans;
•	they are paid in annuity or in lump sum.

The pension benefits include also termination indemnities and early retirement benefits. The other benefits are employer contributions to post-employment medical care.

In order to manage the inherent risks, the Group has implemented a dedicated governance framework to ensure the supervision of the different plans. These governance rules provide for:

•	the Group’s representation in key governance bodies or monitoring committees;
•	the principles of the funding policy;
•

the general investment policy, including for most plans the establishment of a monitoring committee to define and follow the investment strategy and performance and to ensure the principles in respect of investment allocation are respected;

•	a procedure to approve the establishment of new plans or the amendment of existing plans;
•	principles of administration, communication and reporting.

Change in benefit obligations and plan assets

The fair value of the defined benefit obligation and plan assets in the Consolidated Financial Statements is detailed as follows:

As of December 31,	Pension benefits			Other benefits
(M$)	2017	2016	2015	2017	2016	2015
Change in benefit obligation
Benefit obligation at beginning of year	12,164	12,473	14,297	648	627	845
Current service cost	263	251	271	16	13	17
Interest cost	320	373	402	17	21	22
Past service cost	239	(92)	(35)	12	—	—
Settlements	(1)	—	(58)	—	—	—
Plan participants' contributions	7	8	8	—	—	—
Benefits paid	(717)	(651)	(653)	(27)	(30)	(32)
Actuarial losses / (gains)	(450)	762	(533)	(36)	37	(71)
Foreign currency translation and other	1,047	(960)	(1,226)	75	(20)	(154)
Benefit obligation at year-end	12,872	12,164	12,473	705	648	627
Of which plans entirely or partially funded	12,140	11,376	11,742	—	—	—
Of which plans not funded	732	788	731	705	648	627
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(9,123)	(9,627)	(10,498)	—	—	—
Interest income	(256)	(307)	(318)	—	—	—
Actuarial losses / (gains)	(344)	(428)	48	—	—	—
Settlements	-	—	44	—	—	—
Plan participants’ contributions	(7)	(8)	(8)	—	—	—
Employer contributions	(171)	(130)	(311)	—	—	—
Benefits paid	591	538	553	—	—	—
Foreign currency translation and other	(895)	839	863	—	—	—
Fair value of plan assets at year-end	(10,205)	(9,123)	(9,627)	—	—	—
Unfunded status	2,667	3,041	2,846	705	648	627
Asset ceiling	40	26	27	—	—	—
Net recognized amount	2,707	3,067	2,873	705	648	627
Pension benefits and other benefits liabilities	2,877	2,948	2,926	705	648	627
Other non-current assets	(170)	(26)	(56)	—	—	—
Net benefit liabilities relating to assets held for sale	—	145	3	—	—	—

As of December 31, 2017, the contribution from the main geographical areas for the net pension liability in the balance sheet is: 57% for the Euro area, 25% for the United Kingdom and 14% for the United States.

The amounts recognized in the consolidated income statement and the consolidated statement of comprehensive income for defined benefit plans are detailed as follows:

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2017	2016	2015	2017	2016	2015
Current service cost	263	251	271	16	13	17
Past service cost	239	(92)	(35)	12	—	—
Settlements	(1)	—	(14)	—	—	—
Net interest cost	64	66	84	17	21	22
Benefit amounts recognized on Profit & Loss	565	225	306	45	34	39
- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	(16)	(56)	(41)	3	(7)	(10)
* Effect of changes in financial assumptions	(241)	1,008	(384)	(5)	48	(27)
* Effect of experience adjustments	(193)	(190)	(108)	(34)	(4)	(34)
* Actual return on plan assets (excluding interest income)	(344)	(421)	48	—	—	—
- Effect of asset ceiling	7	(7)	(1)	—	—	—
Benefit amounts recognized on Equity	(787)	334	(486)	(36)	37	(71)
Total benefit amounts recognized on comprehensive income	(222)	559	(180)	9	71	(32)

Expected future cash out flows

The average duration of accrued benefits is approximately 14 years for defined pension benefits and 17 years for other benefits. The Group expects to pay contributions of $176 million in respect of funded pension plans in 2018.

Estimated future benefits either financed from plan assets or directly paid by the employer are detailed as follows:

Estimated future payments (M$)	Pension benefits	Other benefits
2018	857	30
2019	691	29
2020	702	29
2021	699	29
2022	657	29
2023 – 2027	3,349	142

Type of assets

Asset allocation	Pension benefits
As of December 31,	2017	2016	2015
Equity securities	26%	27%	28%
Debt securities	43%	42%	42%
Monetary	3%	2%	4%
Annuity contracts	20%	21%	21%
Real estate	8%	8%	5%

Investments on equity and debt markets are quoted on active markets.

Main actuarial assumptions and sensitivity analysis

Assumptions used to determine benefits obligations	Pension benefits			Other benefits
As of December 31,	2017	2016	2015	2017	2016	2015
Discount rate (weighted average for all regions)	2.48%	2.60%	3.25%	2.52%	2.51%	3.00%
Of which Euro zone	1.71%	1.69%	2.18%	1.93%	1.85%	2.42%
Of which United States	3.75%	4.00%	4.25%	3.75%	4.00%	4.25%
Of which United Kingdom	2.50%	2.75%	3.75%	-	—	—
Inflation rate (weighted average for all regions)	2.40%	2.41%	2.43%	-	—	—
Of which Euro zone	1.50%	1.50%	1.75%	-	—	—
Of which United States	2.50%	2.50%	2.50%	-	—	—
Of which United Kingdom	3.50%	3.50%	3.25%	-	—	—

The discount rate retained is determined by reference to the high quality rates for AA-rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

Sensitivity to inflation in respect of defined benefit pension plans is not material in the United States.

A  0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2017	(857)	974

A  0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2017	637	(586)

10.2) Payroll and staff

For the year ended December 31,	2017	2016	2015
Personnel expenses (M$)
Wages and salaries (including social charges)	7,985	8,238	8,088
Group employees at December 31,
France
• Management	11,880	12,057	11,000
• Other	19,372	19,567	19,219
International
• Management	16,489	17,186	16,624
• Other	50,536	53,358	49,176
Total	98,277	102,168	96,019

The number of employees includes only employees of fully consolidated subsidiaries.